Financial instruments - Financial Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 159,096
Contractual cash flows	188,807
Contractual obligation, due less than 1 year	107,042
Contractual obligation, due 1-3 years	61,228
Contractual obligation, due 4-5 years	13,779
Contractual obligation, due after 5 years	6,758
Capital lease obligations (note 14 (e))
Other Commitments [Line Items]
Carrying amount	1,516
Contractual cash flows	1,566
Contractual obligation, due less than 1 year	495
Contractual obligation, due 1-3 years	917
Contractual obligation, due 4-5 years	154
Contractual obligation, due after 5 years	0
Secured Debt
Other Commitments [Line Items]
Carrying amount	24,023
Contractual cash flows	28,794
Contractual obligation, due less than 1 year	7,561
Contractual obligation, due 1-3 years	18,340
Contractual obligation, due 4-5 years	2,893
Contractual obligation, due after 5 years	0
Senior revolving financing facility
Other Commitments [Line Items]
Carrying amount	8,645
Contractual cash flows	10,027
Contractual obligation, due less than 1 year	2,161
Contractual obligation, due 1-3 years	4,918
Contractual obligation, due 4-5 years	2,948
Contractual obligation, due after 5 years	0
Convertible debt (note 14 (c))
Other Commitments [Line Items]
Carrying amount	17,382
Contractual cash flows	21,302
Contractual obligation, due less than 1 year	1,575
Contractual obligation, due 1-3 years	19,727
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Senior financing
Other Commitments [Line Items]
Carrying amount	3,744
Contractual cash flows	3,751
Contractual obligation, due less than 1 year	2,714
Contractual obligation, due 1-3 years	694
Contractual obligation, due 4-5 years	343
Contractual obligation, due after 5 years	0
Royalty agreement
Other Commitments [Line Items]
Carrying amount	20,935
Contractual cash flows	32,260
Contractual obligation, due less than 1 year	6,091
Contractual obligation, due 1-3 years	13,184
Contractual obligation, due 4-5 years	6,227
Contractual obligation, due after 5 years	6,758
Operating lease commitments (note 20(a))
Other Commitments [Line Items]
Carrying amount	0
Contractual cash flows	8,256
Contractual obligation, due less than 1 year	3,594
Contractual obligation, due 1-3 years	3,448
Contractual obligation, due 4-5 years	1,214
Contractual obligation, due after 5 years	0
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	82,851
Contractual cash flows	82,851
Contractual obligation, due less than 1 year	82,851
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	$ 0